DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Entity Registrant Name	Tower International, Inc.
Entity Central Index Key	0001485469
Entity Filer Category	Accelerated Filer
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
ASSETS
Cash and cash equivalents	$ 121,941
Accounts receivable, net	327,862
Inventories	92,629
Deferred tax asset - current	6,801
Assets held for sale	0
Prepaid tooling, notes receivable, and other	94,784
Total current assets	644,017
Property, plant and equipment, net	556,419
Goodwill	63,251
Deferred tax asset - non-current	2,597
Other assets, net	20,199
Total assets	1,286,483
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term debt and current maturities of capital lease obligations	57,867
Accounts payable	307,948
Accrued liabilities	127,093
Total current liabilities	492,908
Long-term debt, net of current maturities	460,131
Obligations under capital leases, net of current maturities	10,794
Deferred tax liability - non-current	8,713
Pension liability	80,304
Other non-current liabilities	86,210
Total non-current liabilities	646,152
Total liabilities	1,139,060
Stockholders' Equity:
Common stock, $0.01 par value, 350,000,000 authorized, 20,830,425 issued and 20,247,134 outstanding at September 30, 2012	208
Additional paid in capital	319,904
Treasury stock, at cost, 583,291 shares as of September 30, 2012	(8,297)
Accumulated deficit	(151,954)
Accumulated other comprehensive loss	(86,739)
Total Tower International, Inc.'s stockholders' equity	73,122
Noncontrolling interests in subsidiaries	74,301
Total stockholders' equity	147,423
Total liabilities and stockholders' equity	1,286,483
As Reported [Member]
ASSETS
Cash and cash equivalents	118,970
Accounts receivable, net	345,525
Inventories	104,548
Deferred tax asset - current	7,680
Assets held for sale	4,197
Prepaid tooling, notes receivable, and other	76,593
Total current assets	657,513
Property, plant and equipment, net	699,327
Goodwill	63,251
Deferred tax asset - non-current	11,532
Other assets, net	28,887
Total assets	1,460,510
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term debt and current maturities of capital lease obligations	158,438
Accounts payable	371,664
Accrued liabilities	132,313
Total current liabilities	662,415
Long-term debt, net of current maturities	482,131
Obligations under capital leases, net of current maturities	10,794
Deferred tax liability - non-current	14,292
Pension liability	80,304
Other non-current liabilities	90,186
Total non-current liabilities	677,707
Total liabilities	1,340,122
Stockholders' Equity:
Common stock, $0.01 par value, 350,000,000 authorized, 20,830,425 issued and 20,247,134 outstanding at September 30, 2012	208
Additional paid in capital	319,904
Treasury stock, at cost, 583,291 shares as of September 30, 2012	(8,297)
Accumulated deficit	(182,580)
Accumulated other comprehensive loss	(83,148)
Total Tower International, Inc.'s stockholders' equity	46,087
Noncontrolling interests in subsidiaries	74,301
Total stockholders' equity	120,388
Total liabilities and stockholders' equity	1,460,510
Pro Forma Adjustments [Member]
ASSETS
Cash and cash equivalents	(14,329)	[1]
Net cash proceeds received upon sale	17,300	[2]
Accounts receivable, net	(17,663)	[1]
Inventories	(11,919)	[1]
Deferred tax asset - current	(879)	[1]
Assets held for sale	(4,197)	[1]
Prepaid tooling, notes receivable, and other	(5,109)	[1]
Cash To Be Received	23,300	[2]
Total current assets	(13,496)
Property, plant and equipment, net	(142,908)	[1]
Goodwill	0	[1]
Deferred tax asset - non-current	(8,935)	[1]
Other assets, net	(8,688)	[1]
Total assets	(174,027)
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term debt and current maturities of capital lease obligations	(100,571)	[1]
Accounts payable	(63,716)	[1]
Accrued liabilities	(5,220)	[1]
Total current liabilities	(169,507)
Long-term debt, net of current maturities	(22,000)	[1]
Obligations under capital leases, net of current maturities	0
Deferred tax liability - non-current	(5,579)	[1]
Pension liability	0
Other non-current liabilities	(3,976)	[1]
Total non-current liabilities	(31,555)
Total liabilities	(201,062)
Stockholders' Equity:
Common stock, $0.01 par value, 350,000,000 authorized, 20,830,425 issued and 20,247,134 outstanding at September 30, 2012	0
Additional paid in capital	0
Treasury stock, at cost, 583,291 shares as of September 30, 2012	0
Accumulated deficit	30,626	[2]
Accumulated other comprehensive loss	(3,591)	[1]
Total Tower International, Inc.'s stockholders' equity	27,035
Noncontrolling interests in subsidiaries	0
Total stockholders' equity	27,035
Total liabilities and stockholders' equity	$ (174,027)

[1]	The pro forma adjustments remove all previously reported balances related to the disposed operation.
[2]	Total cash proceeds to be received of approximately $47 million, consisting of $23.3 million less applicable fees of $6 million at closing, $18.6 million to be received in January 2013, and the final payment of $4.7 million to be received in December 2013. The transaction resulted in a net gain of approximately $31 million.

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized	350,000,000
Common stock, shares issued	20,830,425
Common stock, shares outstanding	20,247,134
Treasury stock, shares	583,291
Gain on sale of disposed subsidiary	$ 31

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues	$ 1,576,770		$ 2,053,708		$ 1,721,327		$ 1,444,042
Cost of sales	1,398,879		1,820,550		1,535,699		1,360,415
Gross profit	177,891		233,158		185,628		83,627
Selling, general and administrative expenses	101,251		151,553		138,013		113,592
Amortization expense	3,439		4,589		3,265		2,784
Restructuring and related asset impairment charges, net	7,953		2,660		14,288		13,221
Operating income / (loss)	65,248		74,356		30,062		(45,970)
Interest expense	41,249		54,256		59,148		51,444
Interest income	831		749		571		768
Other expense	0		1,331		1,300		(33,661)
Income / (loss) before provision for income taxes	24,830		19,518		(29,815)		(62,985)
Provision for income taxes	17,713		13,293		14,361		(1,187)
Net income / (loss)	7,117		6,225		(44,176)		(61,798)
Less: Net income attributable to the noncontrolling interests	4,627		5,109		8,441		8,904
Net income / (loss) attributable to Tower International, Inc.	2,490		1,116		(52,617)		(70,702)
Weighted average common shares outstanding
Basic (in shares)	20,098,355		19,364,433		13,865,509		12,467,866
Diluted (in shares)	20,533,788		20,069,532		13,865,509		12,467,866
Net income / (loss) per share attributable to Tower International, Inc.:
Basic (in dollars per share)	$ 0.12		$ 0.06		$ (3.79)		$ (5.67)
Diluted (in dollars per share)	$ 0.11		$ 0.05		$ (3.79)		$ (5.67)
As Reported [Member]
Revenues	1,825,269		2,406,089		1,997,058		1,634,405
Cost of sales	1,637,682		2,149,977		1,786,476		1,536,752
Gross profit	187,587		256,112		210,582		97,653
Selling, general and administrative expenses	106,153		158,392		143,975		118,331
Amortization expense	3,439		4,589		3,265		2,784
Restructuring and related asset impairment charges, net	7,953		2,660		14,288		13,436
Operating income / (loss)	70,042		90,471		49,054		(36,898)
Interest expense	46,890		62,133		66,872		57,881
Interest income	957		978		962		982
Other expense	0		1,331		1,300		(33,661)
Income / (loss) before provision for income taxes	24,109		27,985		(18,156)		(60,136)
Provision for income taxes	17,570		14,812		10,297		(1,104)
Net income / (loss)	6,539		13,173		(28,453)		(59,032)
Less: Net income attributable to the noncontrolling interests	4,627		5,109		8,441		8,904
Net income / (loss) attributable to Tower International, Inc.	1,912		8,064		(36,894)		(67,936)
Weighted average common shares outstanding
Basic (in shares)	20,098,355		19,364,433		13,865,509		12,467,866
Diluted (in shares)	20,533,788		20,069,532		13,865,509		12,467,866
Net income / (loss) per share attributable to Tower International, Inc.:
Basic (in dollars per share)	$ 0.1		$ 0.42		$ (2.66)		$ (5.45)
Diluted (in dollars per share)	$ 0.09		$ 0.4		$ (2.66)		$ (5.45)
Pro Forma Adjustments [Member]
Revenues	(248,499)	[1]	(352,381)	[1]	(275,731)	[1]	(190,363)	[1]
Cost of sales	(238,803)	[1]	(329,427)	[1]	(250,777)	[1]	(176,337)	[1]
Gross profit	(9,696)		(22,954)		(24,954)		(14,026)
Selling, general and administrative expenses	(4,902)	[1]	(6,839)	[1]	(5,962)	[1]	(4,739)	[1]
Amortization expense	0		0		0		0
Restructuring and related asset impairment charges, net	0		0		0		(215)
Operating income / (loss)	(4,794)		(16,115)		(18,992)		(9,072)
Interest expense	(5,641)	[1]	(7,877)	[1]	(7,724)	[1]	(6,437)	[1]
Interest income	(126)	[1]	(229)	[1]	(391)	[1]	(214)	[1]
Other expense	0		0		0		0
Income / (loss) before provision for income taxes	721		(8,467)		(11,659)		(2,849)
Provision for income taxes	143	[1]	(1,519)	[1]	4,064	[1]	(83)	[1]
Net income / (loss)	578		(6,948)		(15,723)		(2,766)
Less: Net income attributable to the noncontrolling interests	0		0		0		0
Net income / (loss) attributable to Tower International, Inc.	$ 578		$ (6,948)		$ (15,723)		$ (2,766)
Weighted average common shares outstanding
Basic (in shares)	20,098,355		19,364,433		13,865,509		12,467,866
Diluted (in shares)	20,533,788		20,069,532		13,865,509		12,467,866
Net income / (loss) per share attributable to Tower International, Inc.:
Basic (in dollars per share)	$ 0.02		$ (0.36)		$ (1.13)		$ (0.22)
Diluted (in dollars per share)	$ 0.02		$ (0.35)		$ (1.13)		$ (0.22)

[1]	The pro forma adjustments remove all previously reported balances related to the disposed operation.